As filed with the Securities and Exchange Commission on April 26, 2013

File Nos. 033-23493

811-05583

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	72	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	73	[X]

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

KAREN L. SKIDMORE, ESQ., ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, asa mended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 25th day of April, 2013.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By: /s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*	President & Chief Executive Officer –
Edward B. Jamieson	Investment Management
Dated: April 25, 2013

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: April 25, 2013

GASTON GARDEY*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: April 25, 2013

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: April 25, 2013

SAM GINN*

Trustee
Sam Ginn	Dated: April 25, 2013

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: April 25, 2013

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: April 25, 2013

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: April 25, 2013

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: April 25, 2013

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: April 25, 2013

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: April 25, 2013

JOHN B. WILSON*

Trustee
John B. Wilson	Dated: April 25, 2013

*By   /s/KAREN L. SKIDMORE

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase